ACQUISITION UNDER ASSET PURCHASE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF PURCHASE PRICE ALLOCATED

The condensed consolidated financial statements include the results of the YLV from the date of acquisition. The purchase price has been allocated based on estimated fair values as of the acquisition date. The purchase price was allocated as follows:

Preliminary Purchase Price	April 20, 2024
Cash	$900,000
Promissory note to Seller	600,000
Bank notes payables	900,000
Convertible note to Seller	1,200,000
Total purchase price	$3,600,000

Preliminary Purchase Price Allocation
Fixed assets	$1,098,070
Inventory and other assets	13,985
Operating lease right-of-use asset, net	1,409,288
Goodwill	1,985,645
Intangible assets	531,051
Operating lease liabilities	(1,438,039)
Acquired assets, net	$3,600,000

The condensed consolidated financial statements include the results of the YLV from the date of acquisition. The purchase price has been allocated based on estimated fair values as of the acquisition date. The purchase price was allocated as follows:

Preliminary Purchase Price	April 20, 2024
Cash	$900,000
Promissory note to Seller	600,000
Bank notes payables	900,000
Convertible note to Seller	1,200,000
Total purchase price	$3,600,000

Preliminary Purchase Price Allocation
Fixed assets	$1,098,070
Inventory and other assets	13,985
Operating lease right-of-use asset, net	1,409,288
Goodwill	1,985,645
Intangible assets	531,051
Operating lease liabilities	(1,438,039)
Acquired assets, net	$3,600,000